Provisions (Tables)	12 Months Ended
Jan. 31, 2020
Provisions [abstract]
Disclosure of Detailed Information About Provisions

	31 January 2020 NZ$000’s	31 January 2019 NZ$000’s
Current:
Lease contributions	-	179
Other provisions	5,205	-
Make good	639	742
	5,844	921

	31 January 2020 NZ$000’s	31 January 2019 NZ$000’s
Non-current:
Lease contributions	-	906
Make good	1,796	1,466
	1,796	2,372

Disclosure of Detailed Information About Reconciliation of Changes in Other Provisions

	Lease contributions NZ$000’s	Other provisions NZ$000’s	Make good NZ$000’s	Total NZ$000’s
Opening balance at 1 February 2019	1,085	-	2,208	3,293
Impact of IFRS 16*	(1,102)	-	-	(1,102)
Additional provisions recognised	-	5,205	307	5,512
Amounts used during the period	-	-	(64)	(80)
Exchange differences	17	-	(16)	1
Balance at 31 January 2020	-	5,205	2,435	7,640

* There is a $17k foreign exchange difference relating to the impact of IFRS16 that is not reflected in the table in note 3 which does not materially affect the opening adjustment at date of adoption.

	Lease contributions NZ$000’s	Other provisions NZ$000’s	Make good NZ$000’s	Total NZ$000’s
Opening balance at 1 February 2018	1,322	264	2,231	3,817
Additional provisions recognised	337	-	717	1,054
Unused amounts reversed	-	-	(600)	(600)
Unwinding of discounts	-	-	(84)	(84)
Amounts used during the period	(510)	(264)	-	(774)
Exchange differences	(64)	-	(56)	(120)
Balance at 31 January 2019	1,085	-	2,208	3,293